Supplemental Guarantor Information (Notes)	12 Months Ended
Dec. 31, 2015
Supplemental Guarantor Information [Abstract]
Condensed Financial Statements [Text Block]
SUPPLEMENTAL GUARANTOR INFORMATION

The Company issued $400.0 aggregate principal amount of 8.50 percent senior notes due 2024 (the 2024 Senior Notes) in an offering exempt from the registration requirements of the Securities Act of 1933 in connection with the Acquisition. The 2024 Senior Notes are and will be guaranteed by certain of the Company's existing and future domestic subsidiaries. The following presents the condensed consolidating financial information separately for:

(i)	Diebold, Incorporated (the Parent Company), the issuer of the guaranteed obligations;

(ii)	Guarantor Subsidiaries, on a combined basis, as specified in the indentures related to the Company's obligations under the 2024 Senior Notes;

(iii)
Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between the Parent Company, the Guarantor Subsidiaries and the Non-guarantor Subsidiaries, (b) eliminate the investments in our subsidiaries, and (c) record consolidating entries; and

(iv)	Diebold, Incorporated and Subsidiaries on a consolidated basis.

Each guarantor subsidiary is 100% owned by the Parent Company at the date of each balance sheet presented. The notes are fully and unconditionally guaranteed on a joint and several basis by each guarantor subsidiary. The guarantees of the guarantor subsidiaries are subject to release in limited circumstances only upon the occurrence of certain customary conditions. Each entity in the consolidating financial information follows the same accounting policies as described in the consolidated financial statements, except for the use by the Parent Company and the guarantor subsidiaries of the equity method of accounting to reflect ownership interests in subsidiaries which are eliminated upon consolidation. Changes in intercompany receivables and payables related to operations, such as intercompany sales or service charges, are included in cash flows from operating activities. Intercompany transactions reported as investing or financing activities include the sale of capital stock of various subsidiaries, loans and other capital transactions between members of the consolidated group.

Certain non-guarantor subsidiaries of the Parent Company are limited in their ability to remit funds to it by means of dividends, advances or loans due to required foreign government and/or currency exchange board approvals or limitations in credit agreements or other debt instruments of those subsidiaries.
Condensed Consolidating Balance Sheets
Year Ended December 31, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$20.3	$7.9	$285.4	$—	$313.6
Short-term investments	—	—	39.9	—	39.9
Trade receivables, net	140.4	4.3	269.2	—	413.9
Intercompany receivables	828.8	733.6	539.1	(2,101.5)	—
Inventories	115.9	17.8	235.6	—	369.3
Deferred income taxes	103.7	11.2	53.9	—	168.8
Prepaid expenses	16.4	0.7	6.5	—	23.6
Refundable income taxes	—	—	18.0	—	18.0
Current assets held for sale	139.2	—	9.0	—	148.2
Other current assets	15.5	3.5	129.3	—	148.3
Total current assets	1,380.2	779.0	1,585.9	(2,101.5)	1,643.6
Securities and other investments	85.2	—	—	—	85.2
Property, plant and equipment, net	121.1	10.0	44.2	—	175.3
Goodwill	45.1	—	116.4	—	161.5
Deferred income taxes	57.1	(6.4)	14.6	—	65.3
Finance lease receivables	—	8.1	28.4	—	36.5
Other assets	1,407.0	23.5	34.5	(1,390.0)	75.0
Total assets	$3,095.7	$814.2	$1,824.0	$(3,491.5)	$2,242.4

LIABILITIES AND EQUITY
Current liabilities
Notes payable	$21.5	$1.3	$9.2	$—	$32.0
Accounts payable	131.9	1.2	148.6	—	281.7
Intercompany payable	1,414.2	140.8	546.5	(2,101.5)	—
Deferred revenue	102.7	3.6	122.9	—	229.2
Payroll and other benefits liabilities	25.2	0.5	50.8	—	76.5
Current liabilities held for sale	48.9	—	0.5	—	49.4
Other current liabilities	116.3	(5.4)	176.1	—	287.0
Total current liabilities	1,860.7	142.0	1,054.6	(2,101.5)	955.8
Long-term debt	604.6	1.6	—	—	606.2
Pensions and other benefits	193.5	—	2.1	—	195.6
Post-retirement and other benefits	14.5	—	4.2	—	18.7
Deferred income taxes	—	—	1.9	—	1.9
Other liabilities	10.0	—	18.7	—	28.7
Commitments and contingencies
Total Diebold, Incorporated shareholders' equity	412.4	670.6	719.4	(1,390.0)	412.4
Noncontrolling interests	—	—	23.1	—	23.1
Total liabilities and equity	$3,095.7	$814.2	$1,824.0	$(3,491.5)	$2,242.4
Condensed Consolidating Balance Sheets
Year Ended December 31, 2014

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$14.7	$2.5	$308.9	$—	$326.1
Short-term investments	—	—	136.7	—	136.7
Trade receivables, net	85.9	2.5	314.9	—	403.3
Intercompany receivables	796.0	791.7	699.5	(2,287.2)	—
Inventories	43.5	13.8	317.4	—	374.7
Deferred income taxes	52.5	11.5	47.0	—	111.0
Prepaid expenses	13.8	1.0	6.4	—	21.2
Refundable income taxes	—	—	11.7	—	11.7
Current assets held for sale	99.9	—	6.3	—	106.2
Other current assets	16.9	4.8	142.9	—	164.6
Total current assets	1,123.2	827.8	1,991.7	(2,287.2)	1,655.5
Securities and other investments	83.6	—	—	—	83.6
Property, plant and equipment, net	109.8	6.9	49.0	—	165.7
Goodwill	33.2	—	104.9	—	138.1
Deferred income taxes	81.4	(11.1)	16.2	—	86.5
Finance lease receivables	—	12.1	78.3	—	90.4
Other assets	1,801.9	45.7	21.2	(1,749.0)	119.8
Total assets	$3,233.1	$881.4	$2,261.3	$(4,036.2)	$2,339.6

LIABILITIES AND EQUITY
Current liabilities
Notes payable	$15.0	$0.8	$9.8	$—	$25.6
Accounts payable	93.6	0.6	154.4	—	248.6
Intercompany payable	1,615.6	126.9	544.7	(2,287.2)	—
Deferred revenue	99.4	6.3	155.1	—	260.8
Payroll and other benefits liabilities	47.5	3.1	58.8	—	109.4
Current liabilities held for sale	38.5	—	0.6	—	39.1
Other current liabilities	106.9	(12.9)	250.3	—	344.3
Total current liabilities	2,016.5	124.8	1,173.7	(2,287.2)	1,027.8
Long-term debt	449.3	3.0	25.0	—	477.3
Pensions and other benefits	208.5	—	2.5	—	211.0
Post-retirement and other benefits	16.5	—	4.3	—	20.8
Deferred income taxes	—	—	6.5	—	6.5
Other liabilities	10.8	—	30.6	—	41.4
Commitments and contingencies
Total Diebold, Incorporated shareholders' equity	531.5	753.6	995.4	(1,749.0)	531.5
Noncontrolling interests	—	—	23.3	—	23.3
Total liabilities and equity	$3,233.1	$881.4	$2,261.3	$(4,036.2)	$2,339.6

Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$779.7	$—	$614.5	$—	$1,394.2
Products	179.6	$1.9	843.9	(0.3)	1,025.1
	959.3	1.9	1,458.4	(0.3)	2,419.3
Cost of sales
Services	534.4	1.9	396.5	—	932.8
Products	111.3	10.8	712.7	(0.3)	834.5
	645.7	12.7	1,109.2	(0.3)	1,767.3
Gross profit (loss)	313.6	(10.8)	349.2	—	652.0
Selling and administrative expense	268.5	10.6	209.1	—	488.2
Research, development and engineering expense	8.3	59.3	19.3	—	86.9
Impairment of assets	—	9.1	9.8	—	18.9
Gain (loss) on sale of assets, net	0.3	—	(0.9)	—	(0.6)
	277.1	79.0	237.3	—	593.4
Operating profit (loss)	36.5	(89.8)	111.9	—	58.6
Other income (expense)
Investment income	0.2	1.0	24.8	—	26.0
Interest expense	(30.3)	(0.2)	(2.0)	—	(32.5)
Foreign exchange (loss) gain, net	4.0	(0.5)	(13.5)	—	(10.0)
Equity in earnings of subsidiaries	29.4	—	—	(29.4)	—
Miscellaneous, net	(9.3)	13.2	51.3	(51.5)	3.7
Income (loss) from continuing operations before taxes	30.5	(76.3)	172.5	(80.9)	45.8
Income tax (benefit) expense	(28.3)	(12.1)	26.7	—	(13.7)
Income (loss) from continuing operations, net of tax	58.8	(64.2)	145.8	(80.9)	59.5
Income from discontinued operations, net of tax	14.9	—	1.0	—	15.9
Net income (loss)	73.7	(64.2)	146.8	(80.9)	75.4
Income attributable to noncontrolling interests, net of tax	—	—	1.7	—	1.7
Net income (loss) attributable to Diebold, Incorporated	$73.7	$(64.2)	$145.1	$(80.9)	$73.7
Comprehensive income (loss)	$(53.9)	$(64.2)	$0.2	$65.1	$(52.8)
Less: comprehensive income attributable to noncontrolling interests	—	—	3.2	—	3.2
Comprehensive income (loss) attributable to Diebold, Incorporated	$(53.9)	$(64.2)	$(3.0)	$65.1	$(56.0)
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2014

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$764.7	$—	$668.1	$—	$1,432.8
Products	181.3	$1.1	1,119.9	(0.3)	1,302.0
	946.0	1.1	1,788.0	(0.3)	2,734.8
Cost of sales
Services	515.0	0.6	459.2	—	974.8
Products	95.0	14.2	924.9	(0.3)	1,033.8
	610.0	14.8	1,384.1	(0.3)	2,008.6
Gross profit (loss)	336.0	(13.7)	403.9	—	726.2
Selling and administrative expense	265.9	11.2	201.3	—	478.4
Research, development and engineering expense	8.3	64.8	20.5	—	93.6
Impairment of assets	—	—	2.1	—	2.1
Gain (loss) on sale of assets, net	(12.0)	0.9	(1.8)	—	(12.9)
	262.2	76.9	222.1	—	561.2
Operating profit (loss)	73.8	(90.6)	181.8	—	165.0
Other income (expense)
Investment income	0.9	1.7	31.9	—	34.5
Interest expense	(27.3)	(0.3)	(3.8)	—	(31.4)
Foreign exchange (loss), net	(0.4)	—	(11.4)	—	(11.8)
Equity in earnings of subsidiaries	(459.6)	—	—	459.6	—
Miscellaneous, net	530.6	22.4	(554.7)	0.1	(1.6)
Income (loss) from continuing operations before taxes	118.0	(66.8)	(356.2)	459.7	154.7
Income tax expense (benefit)	13.6	(17.8)	51.6	—	47.4
Income (loss) from continuing operations, net of tax	104.4	(49.0)	(407.8)	459.7	107.3
Income (loss) from discontinued operations, net of tax	10.0	—	(0.3)	—	9.7
Net income (loss)	114.4	(49.0)	(408.1)	459.7	117.0
Income attributable to noncontrolling interests, net of tax	—	—	2.6	—	2.6
Net income (loss) attributable to Diebold, Incorporated	$114.4	$(49.0)	$(410.7)	$459.7	$114.4
Comprehensive income (loss)	$(21.9)	$(48.9)	$(488.1)	$538.5	$(20.4)
Less: comprehensive income attributable to noncontrolling interests	—	—	1.4	—	1.4
Comprehensive income (loss) attributable to Diebold, Incorporated	$(21.9)	$(48.9)	$(489.5)	$538.5	$(21.8)
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Year Ended December 31, 2013

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net sales
Services	$733.0	$—	$687.8	$—	$1,420.8
Products	241.1	$0.8	920.1	(0.1)	1,161.9
	974.1	0.8	1,607.9	(0.1)	2,582.7
Cost of sales
Services	562.0	—	486.3	—	1,048.3
Products	149.6	15.7	783.2	(0.1)	948.4
	711.6	15.7	1,269.5	(0.1)	1,996.7
Gross profit (loss)	262.5	(14.9)	338.4	—	586.0
Selling and administrative expense	363.7	12.1	188.7	—	564.5
Research, development and engineering expense	7.3	67.0	17.9	—	92.2
Impairment of assets	2.0	—	70.0	—	72.0
Gain (loss) on sale of assets, net	0.2	(0.8)	(1.8)	—	(2.4)
	373.2	78.3	274.8	—	726.3
Operating (loss) profit	(110.7)	(93.2)	63.6	—	(140.3)
Other income (expense)
Investment income	1.8	2.3	23.5	—	27.6
Interest expense	(25.6)	(0.3)	(3.3)	—	(29.2)
Foreign exchange gain (loss), net	3.3	—	(3.1)	—	0.2
Equity in earnings of subsidiaries	80.9	—	—	(80.9)	—
Miscellaneous, net	(147.5)	16.7	79.2	51.5	(0.1)
(Loss) Income from continuing operations before taxes	(197.8)	(74.5)	159.9	(29.4)	(141.8)
Income tax expense (benefit)	(3.1)	(23.7)	75.2	—	48.4
Income (loss) from continuing operations, net of tax	(194.7)	(50.8)	84.7	(29.4)	(190.2)
Income from discontinued operations, net of tax	13.1	—	0.6	—	13.7
Net (loss) income	(181.6)	(50.8)	85.3	(29.4)	(176.5)
Income attributable to noncontrolling interests, net of tax	—	—	5.1	—	5.1
Net (loss) income attributable to Diebold, Incorporated	$(181.6)	$(50.8)	$80.2	$(29.4)	$(181.6)
Comprehensive income (loss)	$(76.5)	$(50.6)	$15.2	$(27.3)	$(139.2)
Less: comprehensive income attributable to noncontrolling interests	—	—	5.7	—	5.7
Comprehensive income (loss) attributable to Diebold, Incorporated	$(76.5)	$(50.6)	$9.5	$(27.3)	$(144.9)

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2015

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net cash provided by operating activities	$1.1	$(26.2)	$97.5	$(35.7)	$36.7

Cash flow from investing activities
Payments for acquisitions, net of cash acquired	—	—	(59.4)	—	(59.4)
Proceeds from maturities of investments	(2.1)	—	178.2	—	176.1
Payments for purchases of investments	—	—	(125.5)	—	(125.5)
Proceeds from sale of assets	—	3.5	1.5	—	5.0
Capital expenditures	(34.9)	(5.9)	(11.5)	—	(52.3)
Increase in certain other assets	(6.5)	(6.6)	6.8	—	(6.3)
Capital contributions and loans paid	(205.4)	—	(3.8)	209.2	—
Proceeds from intercompany loans	173.0	—	—	(173.0)	—
Net cash (used in) provided by investing activities - continuing operations	(75.9)	(9.0)	(13.7)	36.2	(62.4)
Net cash used in investing activities - discontinued operations	(2.5)	—	—	—	(2.5)
Net cash (used in) provided by investing activities	(78.4)	(9.0)	(13.7)	36.2	(64.9)

Cash flow from financing activities
Dividends paid	(75.6)	—	(35.7)	35.7	(75.6)
Debt issuance costs	(6.0)	—	—	—	(6.0)
Revolving debt borrowings (repayments), net	180.8	—	(25.0)	—	155.8
Other debt borrowings	—	—	135.8	—	135.8
Other debt repayments	(14.8)	(0.8)	(153.1)	—	(168.7)
Distribution to noncontrolling interest holders	0.1	—	(0.2)	—	(0.1)
Excess tax benefits from share-based compensation	0.5	—	—	—	0.5
Issuance of common shares	3.5	—	—	—	3.5
Repurchase of common shares	(3.0)	—	—	—	(3.0)
Capital contributions received and loans incurred	—	179.3	29.9	(209.2)	—
Payments on intercompany loans	—	(137.9)	(35.1)	173.0	—
Net cash provided by (used in) financing activities	85.5	40.6	(83.4)	(0.5)	42.2
Effect of exchange rate changes on cash	—	—	(23.9)	—	(23.9)
(Decrease) increase in cash and cash equivalents	8.2	5.4	(23.5)	—	(9.9)
Add: Cash overdraft included in assets held for sale at beginning of year	(4.1)	—	—	—	(4.1)
Less: Cash overdraft included in assets held for sale at end of year	(1.5)	—	—	—	(1.5)
Cash and cash equivalents at the beginning of the year	14.7	2.5	308.9	—	326.1
Cash and cash equivalents at the end of the period	$20.3	$7.9	$285.4	$—	$313.6
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2014

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net cash provided by operating activities	$154.6	$(3.5)	$132.6	$(96.8)	$186.9

Cash flow from investing activities
Payments for acquisitions, net of cash acquired	—	—	(11.7)	—	(11.7)
Proceeds from maturities of investments	2.3	—	475.1	—	477.4
Proceeds from sale of investments	—	—	39.6	—	39.6
Payments for purchases of investments	(4.0)	—	(424.7)	—	(428.7)
Proceeds from sale of assets	—	—	18.4	—	18.4
Capital expenditures	(44.1)	(1.4)	(14.6)	—	(60.1)
Increase in certain other assets	(14.4)	(15.6)	10.2	—	(19.8)
Capital contributions and loans paid	(233.7)	—	(10.1)	243.8	—
Proceeds from intercompany loans	184.8	—	—	(184.8)	—
Net cash (used in) provided by investing activities - continuing operations	(109.1)	(17.0)	82.2	59.0	15.1
Net cash used in investing activities - discontinued operations	(1.3)	—	—	—	(1.3)
Net cash (used in) provided by investing activities	(110.4)	(17.0)	82.2	59.0	13.8

Cash flow from financing activities
Dividends paid	(74.9)	—	(96.8)	96.8	(74.9)
Debt issuance costs	(1.4)	—	—	—	(1.4)
Revolving debt borrowings (repayments), net	26.0	—	(24.0)	—	2.0
Other debt borrowings	—	(0.3)	157.9	—	157.6
Other debt repayments	—	0.2	(175.7)	—	(175.5)
Distribution to noncontrolling interest holders	—	—	(2.2)	—	(2.2)
Excess tax benefits from share-based compensation	0.5	—	—	—	0.5
Issuance of common shares	14.6	—	—	—	14.6
Repurchase of common shares	(1.9)	—	—	—	(1.9)
Capital contributions received and loans incurred	—	177.7	66.1	(243.8)	—
Payments on intercompany loans	—	(156.6)	(28.2)	184.8	—
Net cash provided by (used in) financing activities	(37.1)	21.0	(102.9)	37.8	(81.2)
Effect of exchange rate changes on cash	—	—	(28.2)	—	(28.2)
(Decrease) increase in cash and cash equivalents	7.1	0.5	83.7	—	91.3
Add: Cash overdraft included in assets held for sale at beginning of year	(0.6)	—	—	—	(0.6)
Less: Cash overdraft included in assets held for sale at end of year	(4.1)	—	—	—	(4.1)
Cash and cash equivalents at the beginning of the year	4.1	2.0	225.2	—	231.3
Cash and cash equivalents at the end of the year	$14.7	$2.5	$308.9	$—	$326.1
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013

	Parent	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Reclassifications/ Eliminations	Consolidated
Net cash provided by operating activities	$154.8	$25.3	$198.0	$(253.9)	$124.2

Cash flow from investing activities
Proceeds from maturities of investments	3.0	—	461.3	—	464.3
Proceeds from sale of investments	—	—	56.0	—	56.0
Payments for purchases of investments	(4.9)	—	(532.8)	—	(537.7)
Proceeds from sale of assets	6.0	—	1.5	—	7.5
Capital expenditures	(19.7)	(2.4)	(11.7)	—	(33.8)
Increase in certain other assets	87.7	(11.9)	(89.5)	—	(13.7)
Capital contributions and loans paid	(206.9)	—	(15.8)	222.7	—
Proceeds from intercompany loans	237.3	—	—	(237.3)	—
Purchase of finance receivables, net of cash collections	—	—	6.3	—	6.3
Net cash (used in) provided by investing activities - continuing operations	102.5	(14.3)	(124.7)	(14.6)	(51.1)
Net cash used in investing activities - discontinued operations	(1.6)	—	—	—	(1.6)
Net cash (used in) provided by investing activities	100.9	(14.3)	(124.7)	(14.6)	(52.7)

Cash flow from financing activities
Dividends paid	(74.0)	—	(229.2)	229.2	(74.0)
Revolving debt borrowings (repayments), net	(105.0)	—	49.0	—	(56.0)
Other debt borrowings	—	—	51.2	—	51.2
Other debt repayments	(99.7)	(0.5)	(46.4)	24.7	(121.9)
Distribution to noncontrolling interest holders	—	—	(16.9)	—	(16.9)
Excess tax benefits from share-based compensation	0.5	—	—	—	0.5
Issuance of common shares	16.7	—	—	—	16.7
Repurchase of common shares	(4.1)	—	—	—	(4.1)
Capital contributions received and loans incurred	—	156.7	66.0	(222.7)	—
Payments on intercompany loans	—	(167.4)	(69.9)	237.3	—
Net cash provided by (used in) financing activities	(265.6)	(11.2)	(196.2)	268.5	(204.5)
Effect of exchange rate changes on cash	—	—	(5.1)	—	(5.1)
(Decrease) increase in cash and cash equivalents	(9.9)	(0.2)	(128.0)	—	(138.1)
Add: Cash overdraft included in assets held for sale at beginning of year	(0.2)	—	—	—	(0.2)
Less: Cash overdraft included in assets held for sale at end of year	(0.6)	—	—	—	(0.6)
Cash and cash equivalents at the beginning of the year	13.6	2.2	353.2	—	369.0
Cash and cash equivalents at the end of the year	$4.1	$2.0	$225.2	$—	$231.3